Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Other Revenues [Line Items]
Trust fees		¥ 28,000	¥ 25,000
Fees related to trust business		38,000	29,000
Trading account gains (losses)—net		83,255	257,591
Other noninterest income	[1],[2]	29,234	23,715
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Trading account gains (losses)—net		42,000	45,000
Other noninterest income		¥ 7,000	¥ 7,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.